Property Plant and Equipment - Schedule of Property Plant and Equipment (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		$ 88,491
Net book value	$ 88,491	281,984
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	13,593	89,897
Adoption of IFRS 16		1,006
Acquisitions (note 4a)		58,409
Additions	76,321	140,063
Dispositions	(17)	(890)
Foreign currency translation		3,124
Net book value	89,897	291,609
Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	486	1,406
Adoption of IFRS 16		(100)
Depreciation	920	8,472
Dispositions		(378)
Foreign currency translation		63
Impairment		162
Net book value	1,406	9,625
Right of Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		16,146
Right of Use Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Adoption of IFRS 16		1,333
Acquisitions (note 4a)		14,648
Additions		687
Dispositions		(700)
Foreign currency translation		541
Net book value		16,509
Right of Use Assets | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation		610
Dispositions		(248)
Foreign currency translation		1
Net book value		363
Land
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		5,246
Net book value	5,246	26,603
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	4,029	5,246
Acquisitions (note 4a)		15,860
Additions	1,217	1,517
Transfers from CIP		3,406
Dispositions		(31)
Foreign currency translation		608
Net book value	5,246	26,606
Land | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation		3
Net book value		3
Production Facilities
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		23,024
Net book value	23,024	161,042
Production Facilities | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	3,272	23,336
Acquisitions (note 4a)		21,294
Additions	20,064	283
Transfers from CIP		120,724
Foreign currency translation		805
Net book value	23,336	166,442
Production Facilities | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	84	312
Depreciation	228	5,026
Foreign currency translation		62
Net book value	312	5,400
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		6,160
Net book value	6,160	20,324
Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	2,976	7,254
Adoption of IFRS 16		(327)
Acquisitions (note 4a)		247
Additions	4,295	3,393
Transfers from CIP		13,603
Dispositions	(17)	(159)
Foreign currency translation		10
Net book value	7,254	24,021
Equipment | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	402	1,094
Adoption of IFRS 16		(100)
Depreciation	692	2,833
Dispositions		(130)
Net book value	1,094	3,697
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		54,061
Net book value	54,061	57,869
Construction in Progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	3,316	54,061
Acquisitions (note 4a)		6,360
Additions	50,745	134,183
Transfers from CIP		(137,733)
Foreign currency translation		1,160
Net book value	$ 54,061	58,031
Construction in Progress | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Impairment		162
Net book value		$ 162